Finance expense, net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Finance expense, net
Interest expense	$ (1,894,531)	$ (2,650,317)	$ (2,605,167)
Interest income	10,614	35,035	91,320
Total	$ (1,883,917)	$ (2,615,282)	$ (2,513,847)